Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Number of years required for payment	2 years
Excess percentage of the greater of the benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	11 years
Accumulated benefit obligation	¥ 253,292	¥ 240,858
Fair value of plan assets	232,027	233,837	¥ 220,873
Expected contributions to plans	4,134
Contributions to the defined contribution pension plans	3,582	3,488	3,425
Contributions to overseas defined contribution pension plans	10,777	10,382	8,667
Health care benefit cost	7,147	7,116	6,834
Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	85,466	92,914
Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	91,352	85,585
Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	55,209	55,338	¥ 24,055
Amount of purchases of Level 3 assets	3,923	29,494
Amount of unrealized loss of Level 3 assets	¥ 4,052	(1,789)
Equities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	17.00%
Fair value of plan assets	¥ 21,283	23,665
Equities [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 21,283	¥ 23,665
Equities [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Equities [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Debt securities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	45.00%
Life insurance company general accounts [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	20.00%
Fair value of plan assets	¥ 52,109	¥ 48,989
Life insurance company general accounts [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 52,109	¥ 48,989
Life insurance company general accounts [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	18.00%
Fair value of plan assets	¥ 24,146	¥ 15,637
Other investments [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 24,146	¥ 15,637
Other investments [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Non-Japan plan [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 3,954	¥ 4,222
Non-Japan plan [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	192	136
Non-Japan plan [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	35,610	43,851
Amount of purchases of Level 3 assets		36,634
Amount of unrealized loss of Level 3 assets	8,241
Overseas Subsidiaries [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Recognized asset for pension benefits	¥ 9,019	¥ 10,652